Post Employment Benefits - Schedule of Balance Sheet Analysis of Post Employment Plans (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of defined benefit plans [line items]
Non-current assets	£ 935	£ 281
Non-current liabilities	(872)	(772)
Funded plans [member]
Disclosure of defined benefit plans [line items]
Non-current assets	935	281
Non-current liabilities	(593)	(492)
Unfunded plans [member]
Disclosure of defined benefit plans [line items]
Non-current liabilities	£ (279)	£ (280)